Tax - Disclosure of reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 8,108	£ 6,557	£ 7,012
Tax charge based on the applicable UK corporation tax rate of 25% (2023: 23.5%; 2022: 19% )	2,027	1,541	1,332
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.8% (2023: 23.6%; 2022: 21.4% ))	(97)	4	167
Recurring items:
Non-creditable taxes including withholding taxes	105	130	126
Banking surcharge and other items	91	49	131
Changes in recognition of deferred tax and effect of unrecognised tax losses	69	(58)	(146)
Non-deductible expenses	61	65	51
Impact of UK bank levy being non-deductible	56	42	33
Adjustments in respect of prior years	(9)	(30)	(241)
Non-taxable gains and income	(125)	(65)	(135)
Tax relief on holdings of inflation-linked government bonds	(186)	(214)	(556)
Tax relief on payments made under AT1 instruments	(241)	(222)	(172)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	0	0	346
Non-deductible provisions for investigations and litigation	(1)	0	93
Non-deductible provisions for UK customer redress	2	(8)	10
Tax charge	£ 1,752	£ 1,234	£ 1,039
Tax rate, percentage	25.00%	23.50%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	(1.20%)	0.10%	2.40%
Recurring items, percentages
Non-creditable taxes including withholding taxes, percentage	1.30%	2.00%	1.80%
Banking surcharge and other items, percentage	1.10%	0.80%	1.80%
Changes in recognition of deferred tax and effect of unrecognised tax, percentage	0.80%	(0.90%)	(2.10%)
Non-deductible expenses, percentage	0.80%	1.00%	0.70%
Impact of UK bank levy being non-deductible, percentage	0.70%	0.60%	0.50%
Adjustments in respect of prior years, percentage	(0.10%)	(0.50%)	(3.40%)
Non-taxable gains and income, percentage	(1.50%)	(1.00%)	(1.90%)
Tax relief of holdings of inflation linked government bonds, percentage	(2.30%)	(3.30%)	(7.90%)
Tax relief on payments made under AT1 instruments, percentage	(3.00%)	(3.40%)	(2.40%)
Non-recurring items, percentages
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	0.00%	0.00%	4.90%
Non-deductible provisions for investigations and litigation, percentage	0.00%	0.00%	1.30%
Non-deductible provisions for UK customer redress, percentage	0.00%	(0.10%)	0.10%
Total tax charge, percentage	21.60%	18.80%	14.80%
UK banking surcharge rate	3.00%	3.00%	3.00%
Weighted average
Non-recurring items:
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	23.80%	23.60%	21.40%